Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	S-3
Entity Registrant Name	NextPlat Corp
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	65-0783722
Entity Address, Address Line One	400 Ansin Blvd, Suite A.
Entity Address, City or Town	Hallandale Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33009
City Area Code	305
Local Phone Number	560-5381
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001058307
Amendment Flag	false